Note 2 - Securities (Details) - Securities Held-to-Maturity - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 19,903	$ 22,820
Gross Unrecognized Gains	892	939
Gross Unrecognized Losses	(5)	(189)
Estimated Fair Value	20,790	23,570
US States and Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19,898	22,811
Gross Unrecognized Gains	892	939
Gross Unrecognized Losses	(5)	(189)
Estimated Fair Value	20,785	23,561
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 5	$ 9
Gross Unrecognized Gains
Gross Unrecognized Losses
Estimated Fair Value	$ 5	$ 9